Segment Information (Tables)	9 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Financial Information of Segments
Financial information of the segments for the nine months ended December 31, 2022 and 2023, and segment assets information as of March 31, 2023 and December 31, 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022		Nine months ended December 31, 2023		March 31, 2023	December 31, 2023
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥321,647	¥58,166	¥331,794	¥59,187	¥1,514,070	¥1,505,679
Real Estate	288,293	24,536	337,365	51,434	935,027	1,005,620
PE Investment and Concession	312,090	6,857	269,064	22,953	605,471	800,829
Environment and Energy	168,419	31,812	123,951	19,844	773,617	845,999
Insurance	360,085	26,563	397,875	53,446	2,050,412	2,205,723
Banking and Credit	62,324	24,868	65,059	26,911	2,698,747	2,750,529
Aircraft and Ships	42,369	17,007	44,809	16,118	742,890	866,074
ORIX USA	135,261	33,032	133,471	27,832	1,462,067	1,451,242
ORIX Europe	157,653	35,893	164,419	20,815	417,941	444,895
Asia and Australia	142,719	34,457	160,741	20,696	1,395,096	1,558,524

Total	¥1,990,860	¥293,191	¥2,028,548	¥319,236	¥12,595,338	¥13,435,114

Financial information of the segments for the three months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Three months ended December 31, 2022		Three months ended December 31, 2023
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥110,220	¥21,249	¥111,547	¥18,921
Real Estate	97,806	5,587	118,072	24,567
PE Investment and Concession	61,217	2,846	96,084	13,279
Environment and Energy	57,505	23,094	41,979	11,706
Insurance	94,215	11,778	109,289	16,408
Banking and Credit	21,380	9,653	22,332	10,440
Aircraft and Ships	13,873	6,358	15,580	5,703
ORIX USA	55,329	11,436	45,382	11,500
ORIX Europe	67,817	19,474	60,360	7,453
Asia and Australia	50,285	9,987	55,503	8,249

Total	¥629,647	¥121,462	¥676,128	¥128,226

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Segment revenues:
Total revenues for segments	¥1,990,860	¥2,028,548
Revenues related to corporate assets	19,000	21,847
Revenues from inter-segment transactions	(15,016)	(12,535)

Total consolidated revenues	¥1,994,844	¥2,037,860

Segment profits:
Total profits for segments	¥293,191	¥319,236
Corporate profits (losses)	(13,457)	(8,165)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	6,292	(1,064)

Total consolidated income before income taxes	¥286,026	¥310,007

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Segment revenues:
Total revenues for segments	¥629,647	¥676,128
Revenues related to corporate assets	6,348	6,278
Revenues from inter-segment transactions	(5,967)	(4,281)

Total consolidated revenues	¥630,028	¥678,125

Segment profits:
Total profits for segments	¥121,462	¥128,226
Corporate profits (losses)	(3,282)	1,326
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,722	(4,012)

Total consolidated income before income taxes	¥119,902	¥125,540

	Millions of yen
	March 31, 2023	December 31, 2023
Segment assets:
Total assets for segments	¥12,595,338	¥13,435,114
Cash and cash equivalents, restricted cash	1,366,908	1,045,095
Allowance for credit losses	(64,723)	(68,031)
Trade notes, accounts and other receivable	441,803	381,522
Other corporate assets	950,059	975,489

Total consolidated assets	¥15,289,385	¥15,769,189

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the nine months ended December 31, 2022 and 2023.
For the nine months ended December 31, 2022

	Millions of yen
	Nine months ended December 31, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,503,642	¥189,964	¥301,238	¥1,994,844
Income before Income Taxes	138,780	55,273	91,973	286,026
For the nine months ended December 31, 2023

	Millions of yen
	Nine months ended December 31, 2023
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,514,591	¥197,242	¥326,027	¥2,037,860
Income before Income Taxes	217,482	34,811	57,714	310,007
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended December 31, 2022 and 2023.
For the three months ended December 31, 2022

	Millions of yen
	Three months ended December 31, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥438,376	¥80,572	¥111,080	¥630,028
Income before Income Taxes	51,568	30,357	37,977	119,902
For the three months ended December 31, 2023

	Millions of yen
	Three months ended December 31, 2023
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥493,745	¥69,732	¥114,648	¥678,125
Income before Income Taxes	87,626	14,295	23,619	125,540

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the nine months ended December 31, 2022 and 2023.
For the nine months ended December 31, 2022

	Millions of yen
	Nine months ended December 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥3,909	¥2,260	¥246,164	¥2,964	¥0	¥0	¥0
Real estate sales	0	56,548	0	0	0	0	0
Asset management and servicing	238	6,076	0	145	0	347	51
Automobile related services	47,571	0	0	210	0	0	0
Facilities operation	0	40,257	0	0	0	0	0
Environment and energy services	2,367	34	65	161,573	0	0	0
Real estate management and brokerage	0	75,219	0	0	0	0	0
Real estate contract work	0	66,834	13,230	0	0	0	0
Other	29,166	996	23,344	651	1,948	5,010	8,402

Total revenues from contracts with customers	83,251	248,224	282,803	165,543	1,948	5,357	8,453

Geographical location
Japan	83,251	248,224	282,803	148,401	1,948	5,357	2,930
The Americas	0	0	0	0	0	0	0
Other	0	0	0	17,142	0	0	5,523

Total revenues from contracts with customers	83,251	248,224	282,803	165,543	1,948	5,357	8,453

Other revenues *	238,396	40,069	29,287	2,876	358,137	56,967	33,916

Segment revenues/Total revenues	¥321,647	¥288,293	¥312,090	¥168,419	¥360,085	¥62,324	¥42,369

	Millions of yen
	Nine months ended December 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,926	¥0	¥1,314	¥258,537	¥1,883	¥260,420
Real estate sales	11	0	0	56,559	0	56,559
Asset management and servicing	15,977	160,636	3	183,473	(206)	183,267
Automobile related services	0	0	13,874	61,655	2	61,657
Facilities operation	0	0	0	40,257	623	40,880
Environment and energy services	1,184	0	0	165,223	(1,441)	163,782
Real estate management and brokerage	0	0	0	75,219	(1,136)	74,083
Real estate contract work	0	0	0	80,064	(73)	79,991
Other	5,406	95	1,392	76,410	3,075	79,485

Total revenues from contracts with customers	24,504	160,731	16,583	997,397	2,727	1,000,124

Geographical location
Japan	0	0	0	772,914	3,746	776,660
The Americas	24,504	56,648	0	81,152	0	81,152
Other	0	104,083	16,583	143,331	(1,019)	142,312

Total revenues from contracts with customers	24,504	160,731	16,583	997,397	2,727	1,000,124

Other revenues *	110,757	(3,078)	126,136	993,463	1,257	994,720

Segment revenues/Total revenues	¥135,261	¥157,653	¥142,719	¥1,990,860	¥3,984	¥1,994,844

For the nine months ended December 31, 2023

	Millions of yen
	Nine months ended December 31, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,767	¥2,642	¥179,965	¥2,787	¥0	¥0	¥97
Real estate sales	0	68,343	0	0	0	0	0
Asset management and servicing	231	7,046	0	125	0	450	41
Automobile related services	49,048	0	0	187	0	0	0
Facilities operation	0	57,416	0	0	0	0	0
Environment and energy services	2,274	34	64	118,103	0	0	0
Real estate management and brokerage	0	75,903	0	0	0	0	0
Real estate contract work	0	74,089	33,395	0	0	0	0
Other	28,747	1,139	24,946	610	1,828	4,601	5,849

Total revenues from contracts with customers	83,067	286,612	238,370	121,812	1,828	5,051	5,987

Geographical location
Japan	83,067	286,612	238,370	99,626	1,828	5,051	1,664
The Americas	0	0	0	0	0	0	0
Other	0	0	0	22,186	0	0	4,323

Total revenues from contracts with customers	83,067	286,612	238,370	121,812	1,828	5,051	5,987

Other revenues *	248,727	50,753	30,694	2,139	396,047	60,008	38,822

Segment revenues/Total revenues	¥331,794	¥337,365	¥269,064	¥123,951	¥397,875	¥65,059	¥44,809

	Millions of yen
	Nine months ended December 31, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥420	¥0	¥361	¥189,039	¥4,035	¥193,074
Real estate sales	22	0	0	68,365	0	68,365
Asset management and servicing	13,789	156,242	35	177,959	(182)	177,777
Automobile related services	0	0	17,339	66,574	(0)	66,574
Facilities operation	0	0	0	57,416	817	58,233
Environment and energy services	637	0	0	121,112	(1,169)	119,943
Real estate management and brokerage	0	0	0	75,903	(1,028)	74,875
Real estate contract work	0	0	0	107,484	(65)	107,419
Other	4,645	99	961	73,425	6,080	79,505

Total revenues from contracts with customers	19,513	156,341	18,696	937,277	8,488	945,765

Geographical location
Japan	0	0	0	716,218	8,717	724,935
The Americas	19,513	59,204	0	78,717	0	78,717
Other	0	97,137	18,696	142,342	(229)	142,113

Total revenues from contracts with customers	19,513	156,341	18,696	937,277	8,488	945,765

Other revenues *	113,958	8,078	142,045	1,091,271	824	1,092,095

Segment revenues/Total revenues	¥133,471	¥164,419	¥160,741	¥2,028,548	¥9,312	¥2,037,860

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended December 31, 2022 and 2023.
For the three months ended December 31, 2022

	Millions of yen
	Three months ended December 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥1,105	¥814	¥29,484	¥1,132	¥0	¥0	¥0
Real estate sales	0	17,484	0	0	0	0	0
Asset management and servicing	77	2,903	0	9	0	124	17
Automobile related services	16,652	0	0	59	0	0	0
Facilities operation	0	15,648	0	0	0	0	0
Environment and energy services	618	10	25	54,478	0	0	0
Real estate management and brokerage	0	25,116	0	0	0	0	0
Real estate contract work	0	25,922	13,230	0	0	0	0
Other	10,396	217	7,813	113	660	1,736	3,342

Total revenues from contracts with customers	28,848	88,114	50,552	55,791	660	1,860	3,359

Geographical location
Japan	28,848	88,114	50,552	49,266	660	1,860	1,491
The Americas	0	0	0	0	0	0	0
Other	0	0	0	6,525	0	0	1,868

Total revenues from contracts with customers	28,848	88,114	50,552	55,791	660	1,860	3,359

Other revenues *	81,372	9,692	10,665	1,714	93,555	19,520	10,514

Segment revenues/Total revenues	¥110,220	¥97,806	¥61,217	¥57,505	¥94,215	¥21,380	¥13,873

	Millions of yen
	Three months ended December 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥659	¥0	¥656	¥33,850	¥623	¥34,473
Real estate sales	2	0	0	17,486	0	17,486
Asset management and servicing	5,751	62,263	3	71,147	(187)	70,960
Automobile related services	0	0	4,939	21,650	1	21,651
Facilities operation	0	0	0	15,648	235	15,883
Environment and energy services	270	0	0	55,401	(488)	54,913
Real estate management and brokerage	0	0	0	25,116	(386)	24,730
Real estate contract work	0	0	0	39,152	(94)	39,058
Other	2,613	54	323	27,267	104	27,371

Total revenues from contracts with customers	9,295	62,317	5,921	306,717	(192)	306,525

Geographical location
Japan	0	0	0	220,791	489	221,280
The Americas	9,295	19,954	0	29,249	0	29,249
Other	0	42,363	5,921	56,677	(681)	55,996

Total revenues from contracts with customers	9,295	62,317	5,921	306,717	(192)	306,525

Other revenues *	46,034	5,500	44,364	322,930	573	323,503

Segment revenues/Total revenues	¥55,329	¥67,817	¥50,285	¥629,647	¥381	¥630,028

For the three months ended December 31, 2023

	Millions of yen
	Three months ended December 31, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥632	¥912	¥65,816	¥1,129	¥0	¥0	¥0
Real estate sales	0	17,559	0	0	0	0	0
Asset management and servicing	86	2,188	0	33	0	156	13
Automobile related services	17,097	0	0	49	0	0	0
Facilities operation	0	19,662	0	0	0	0	0
Environment and energy services	676	9	26	39,139	0	0	0
Real estate management and brokerage	0	25,755	0	0	0	0	0
Real estate contract work	0	28,712	12,413	0	0	0	0
Other	10,020	298	7,838	242	412	1,784	2,878

Total revenues from contracts with customers	28,511	95,095	86,093	40,592	412	1,940	2,891

Geographical location
Japan	28,511	95,095	86,093	32,129	412	1,940	658
The Americas	0	0	0	0	0	0	0
Other	0	0	0	8,463	0	0	2,233

Total revenues from contracts with customers	28,511	95,095	86,093	40,592	412	1,940	2,891

Other revenues *	83,036	22,977	9,991	1,387	108,877	20,392	12,689

Segment revenues/Total revenues	¥111,547	¥118,072	¥96,084	¥41,979	¥109,289	¥22,332	¥15,580

	Millions of yen
	Three months ended December 31, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥194	¥0	¥208	¥68,891	¥1,172	¥70,063
Real estate sales	17	0	0	17,576	0	17,576
Asset management and servicing	5,092	54,868	12	62,448	(63)	62,385
Automobile related services	0	0	6,181	23,327	(2)	23,325
Facilities operation	0	0	0	19,662	239	19,901
Environment and energy services	178	0	0	40,028	(273)	39,755
Real estate management and brokerage	0	0	0	25,755	(364)	25,391
Real estate contract work	0	0	0	41,125	(88)	41,037
Other	2,262	141	327	26,202	1,400	27,602

Total revenues from contracts with customers	7,743	55,009	6,728	325,014	2,021	327,035

Geographical location
Japan	0	0	0	244,838	2,301	247,139
The Americas	7,743	20,802	0	28,545	0	28,545
Other	0	34,207	6,728	51,631	(280)	51,351

Total revenues from contracts with customers	7,743	55,009	6,728	325,014	2,021	327,035

Other revenues *	37,639	5,351	48,775	351,114	(24)	351,090

Segment revenues/Total revenues	¥45,382	¥60,360	¥55,503	¥676,128	¥1,997	¥678,125

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.